GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Property, Plant and Equipment (Details) $ in Millions		3 Months Ended	6 Months Ended			12 Months Ended
	Dec. 09, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) cash_generating_unit	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2021 USD ($) cash_generating_unit	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 01, 2021	Oct. 01, 2020	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | cash_generating_unit			58			58
Reversal of impairment loss recognised in profit or loss	$ 660					$ 218	$ 133
Property, plant and equipment and biological assets ending balance			$ 30,075			30,075	30,622
Impairment charge related for property, plant and equipment								$ 1,927
ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment								27
ArcelorMittal Italia remedies
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment								497
Saldanha facility
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment								20
Florange
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment							92
Krakow
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment							104
Europe
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment							$ 331
Europe | ArcelorMittal Italia remedies
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment								525
Europe | Total Europe | Europe flat products
Disclosure of information for cash-generating units [line items]
Reversal of impairment loss recognised in profit or loss			218
Discount rate (in percent)									8.53%	8.47%
Property, plant and equipment and biological assets ending balance			$ 11,005			$ 11,005
NAFTA | ArcelorMittal USA LLC
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment								$ 1,300
NAFTA | ArcelorMittal USA LLC
Disclosure of information for cash-generating units [line items]
Reversal of impairment loss recognised in profit or loss		$ 660
NAFTA | United States | ArcelorMittal USA LLC
Disclosure of information for cash-generating units [line items]
Discount rate (in percent)				10.17%	13.98%			10.17%			16.91%
Property, plant and equipment and biological assets ending balance				$ 2,568	$ 3,213			$ 2,568
Impairment charge related for property, plant and equipment				$ 700	$ 600
Africa and Commonwealth of Independent States ("ACIS") | ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment								$ 102
Africa and Commonwealth of Independent States ("ACIS") | South Africa | Long Steel Products
Disclosure of information for cash-generating units [line items]
Discount rate (in percent)				13.87%				13.87%			15.13%
Property, plant and equipment and biological assets ending balance				$ 163				$ 163
Impairment charge related for property, plant and equipment								$ 75